PREPAID LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID LAND USE RIGHTS [Abstract]
Schedule of Land Use Rights, Net
	At December 31,
	2014	2015
	$	$

Prepaid land use rights, cost	25,627,478	25,754,286
Less: Accumulated amortization	(2,252,352)	(2,820,712)
Prepaid land use rights, net	23,375,126	22,933,574